CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 27,697	$ 20,406
Short-term interest-bearing bank deposits	121,390	70,546
Trade accounts receivable, net of allowance for doubtful accounts of $94 and $90 at December 31, 2017 and 2016, respectively	40,949	42,626
Inventories (Note 4)	34,921	29,260
Other current assets	6,951	4,838
Total current assets	231,908	167,676
Non-Current assets
Long-term interest-bearing bank deposits	750	750
Deferred tax assets (Note 10)	1,957	3,020
Other long-term assets	362	230
Severance pay funds (Note 7)	1,503	1,425
Property and equipment, net (Note 5)	13,891	10,017
Intangible assets, net (Note 3)	12,800	15,361
Goodwill (Note 3)	20,114	20,114
Total non-current assets	51,377	50,917
TOTAL ASSETS	283,285	218,593
Current liabilities
Trade accounts payable	15,754	16,501
Deferred revenues	10,334	4,072
Other current liabilities (Note 6)	26,038	18,461
Total current liabilities	52,126	39,034
Non-Current liabilities
Accrued severance pay (Note 7)	2,590	2,418
Deferred tax liabilities (Note 10)		1,094
Other long-term liability	1,833	1,330
Total non-current liabilities	4,423	4,842
Commitments and contingencies (Note 8)
TOTAL LIABILITIES	56,549	43,876
SHAREHOLDERS' EQUITY (Note 9)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares at December 31, 2017 and 2016, 27,898,304 shares issued and outstanding at December 31, 2017 and 27,351,431 shares issued and outstanding at December 31, 2016	74	74
Additional paid-in capital	134,391	128,993
Accumulated other comprehensive income (loss)	112	(50)
Treasury shares	(11,965)	(11,965)
Retained earnings	104,124	57,665
Total shareholders' equity	226,736	174,717
Total liabilities and shareholders' equity	$ 283,285	$ 218,593